Explanatory Note
This registration statement incorporates by reference the prospectus (the “Prospectus”) and statement of additional information, each dated May 1, 2008, included in Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File Nos. 333-40254 and 811-02091) filed on May 1, 2008 pursuant to paragraph (b) of Rule 485 and Post-Effective Amendment No. 10 to the registration statement on Form N-4 (File Nos. 333-40254 and 811-02091) filed on June 5, 2008 pursuant to paragraph (b) of Rule 485.
The registration statement also incorporates by reference the supplements to each of the Prospectuses dated May 8, 2008, as filed on May 8, 2008 pursuant to Rule 497.
SUPPLEMENT DATED OCTOBER 3, 2008
TO THE PROSPECTUS FOR
PRINCIPAL FLEXIBLE VARIABLE ANNUITY
DATED MAY 1, 2008
The following information is an addition to information currently in the prospectus.
Effective November 22, 2008, the following additional investment options will be available.
On page 1, please add the following underlying mutual funds to the table of Separate Account Divisions:
Principal Variable Contracts Funds, Inc. — Class 1
•	Mortgage Securities Division

•	Short-Term Income Division
On page 10, please add the following information to the annual expenses of the underlying mutual funds table:

				Acquired
				Fund
				(“Underlying
				Fund”)	Total	Contractual
	Management	12b-1	Other	Fees and	Gross	Net
Underlying Mutual Funds	Fees	Fees	Expenses	Expenses	Expenses	Expenses
Principal VCF Mortgage Securities Account — Class 1	0.50	N/A	0.00		0.50
Principal VCF Short-Term Income Account — Class 1	0.50	N/A	0.00		0.50
TABLE OF SEPARATE ACCOUNT DIVISIONS
Please add the following information to the Table of Separate Account Divisions which begins on page 45:

Mortgage Securities Division

Invests in:	Principal Variable Contracts Funds Mortgage Securities Account — Class 1
Investment Advisor:	Edge Asset Management, Inc.
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

Short-Term Income Division

Invests in:	Principal Variable Contracts Funds Short-Term Income Account — Class 1
Investment Advisor:	Edge Asset Management, Inc.
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
RF 581 S-27